DWS Investment Management Americas, Inc.

One International Place

Boston, MA 02110

October 1, 2019

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A of Deutsche DWS Asset Allocation Trust (the “Trust”) (Reg. Nos. 033-86070; 811-08606).

Ladies and Gentlemen:

We are filing today through the EDGAR system Post-Effective Amendment No. 55 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act of 1933 (“Securities Act”) for review and comment by the Staff of the Securities and Exchange Commission (“Commission”). Pursuant to Rule 485(a)(1), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective on December 1, 2019. No fees are required in connection with this filing.

The Amendment is being filed principally to reflect revisions to DWS Multi-Asset Growth Allocation Fund’s (formerly known as DWS Multi-Asset Global Allocation Fund) principal investment strategy and a name change. The Amendment has been electronically coded to show changes from the Prospectuses and Statements of Additional Information filed with the Commission on November 30, 2018 in Post-Effective Amendment No. 53 to the Trust’s Registration Statement under the Securities Act.

Please direct any comments or questions on this filing to the undersigned at (617) 295-3681.

Very truly yours,

/s/ Laura McCollum

Laura McCollum

Vice President

DWS Investment Management Americas, Inc.

John Marten, Esq., Vedder Price P.C.